Segment Reporting - Disclosure of Detailed Information about EBITDA for Each Segment (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	S/ 557,299	S/ 572,303	S/ (240,546)
Parent company operations [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	(27,802)	125,938	(1,025,197)
Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	(86,634)	(151,843)	406,546
Engineering and construction [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	19,242	119,987	19,255
Infrastructure [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	411,502	300,935	237,752
Real estate [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	S/ 240,991	S/ 177,286	S/ 121,420